Segment reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment reporting
Schedule of segment reporting

	Year Ended December 31,
	2022				2021				2020
	(€ in thousands)
			CONSO				CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	16,576	12,004	(748)	27,832	17,700	9,098	(1,972)	24,826	13,159	9,011	(603)	21,567
third party	15,828	12,004	—	27,832	15,728	9,098	—	24,826	12,556	9,011	—	21,567
inter-segment	748	—	(748)	—	1,972	—	(1,972)	—	603	—	(603)	—
Cost of sales	(11,896)	(7,750)		(19,646)	(10,477)	(6,399)		(16,876)	(8,115)	(6,697)		(14,812)
Gross profit	3,932	4,254		8,186	5,251	2,699		7,950	4,441	2,314		6,755
Gross profit in %	24.8%	35.4%		29.4%	33.4%	29.7%		32.0%	35.4%	25.7%		31.3%
Operating Expenses				(21,424)				(19,146)				(18,723)
Other operating expenses				(2,591)				(618)				(2,799)
Other operating income				10,447				2,970				1,603
Operating loss				(5,382)				(8,844)				(13,164)
Finance expense				(6,749)				(2,601)				(2,589)
Finance income				620				924				184
Financial result				(6,129)				(1,677)				(2,405)
Loss before income taxes				(11,511)				(10,521)				(15,569)
Income tax income (expense)				102				(65)				88
Net loss				(11,409)				(10,586)				(15,481)

Schedule of disaggregated revenue with reportable segments

	Year ended December 31,
	SYSTEMS			SERVICES
	2022	2021	2020	2022	2021	2020

Primary geographical markets
EMEA	5,608	6,646	5,926	7,331	5,582	5,540
Asia Pacific	5,629	6,099	3,612	1,135	1,008	909
Americas	4,591	2,983	3,018	3,538	2,508	2,562
	15,828	15,728	12,556	12,004	9,098	9,011

Timing of revenue recognition
Products transferred at a point in time	15,166	14,634	11,366	12,004	9,098	9,011
Products and services transferred over time	662	1,094	1,190	--	--	--
Revenue from contracts with customers	15,828	15,728	12,556	12,004	9,098	9,011

Schedule of revenues and non-current assets by geographic region

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
EMEA	12,939	12,228	11,466
Germany	5,552	4,269	4,647
Great Britain	2,761	1,413	963
Spain	1,094	1,931	644
France	942	1,391	841
Russia	1	22	1,322
Others	2,589	3,202	3,049
Asia Pacific	6,764	7,107	4,521
China	3,433	3,004	1,101
Indonesia	1,767	--	93
South Korea	598	623	1,787
Japan	587	31	1,406
India	99	2,563	93
Others	280	886	41
Americas	8,129	5,491	5,580
United States	8,054	5,389	5,453
Others	75	102	127
Total	27,832	24,826	21,567

	December 31,
	2022	2021

	(€ in thousands)
EMEA	14,659	19,279
Germany	14,659	19,279
Asia Pacific	684	1,343
Americas	4,296	4,089
United States	4,296	4,089
Total	19,639	24,711